Vessels, Net - Additional Information (Detail) - USD ($)						1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Nov. 30, 2020	Oct. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 13, 2023	Dec. 15, 2022	Nov. 24, 2022	Apr. 19, 2022	Feb. 14, 2022	Jul. 28, 2021	May 31, 2021	Oct. 30, 2020
Property, Plant and Equipment [Line Items]
impairment charge										$ 1,333,950
Impairment of long-lived assets held-for-use							$ 529,532	$ 49,977		54,142
Selling price									$ 12,046,017	8,100,000
28 Vessels [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, collateral amount	$ 587,404,711								587,404,711
30 Vessels [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, collateral amount										629,691,705
Impairment Loss [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use		$ 529,532			$ 653,079	$ 1,971,148				1,333,950	$ 714,895
Net Loss On Sale Of Vessels [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets			$ 1,134,854
Gas Nemesis II [Member]
Property, Plant and Equipment [Line Items]
impairment charge											$ 2,489,333
Due From unaffiliated third Parties																			$ 4,500,000
Vessel Delivery Date				Nov. 02, 2020
Gas Pasha [Member]
Property, Plant and Equipment [Line Items]
Due From unaffiliated third Parties			$ 900,000
Vessel Delivery Date			Dec. 07, 2020
Eco Loyalty [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration																		$ 12,500,000
Impairment of long-lived assets held-for-use										1,125,243
Gain (Loss) on Disposition of Assets									27,496
Selling price										12,500,000
Selling expense										250,000
Eco Loyalty [Member] | Accrued and Other Liabilities [Member]
Property, Plant and Equipment [Line Items]
Selling price									1,140,000
Gas Imperiale [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration																$ 9,650,000	$ 8,100,000
Gain (Loss) on Disposition of Assets									345,278	$ 304,210
Gas Monarch [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration															$ 2,375,000
Impairment of long-lived assets held-for-use									90,855
Gas Prodigy [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration														$ 5,100,000
Impairment of long-lived assets held-for-use									2,026,333
Selling price	5,100,000
Selling expense									170,093
Gas Spirit [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration													$ 5,700,000
Impairment of long-lived assets held-for-use									565,591
Selling price									5,700,000
Selling expense									50,311
Gas Galaxy [Member]
Property, Plant and Equipment [Line Items]
impairment charge	45,578
Assets Held-for-sale, Not Part of Disposal Group, Current	2,100,000								2,100,000
Assets held-for-sale that are not part of a disposal group	$ 527,586								$ 527,586
Gas Galaxy [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration												$ 2,100,000